Property, plant and equipment, net	6 Months Ended
Sep. 30, 2020
Property, plant and equipment, net
Property, plant and equipment, net

3            Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2020	2020	2020
	RMB	RMB	US$

Buildings	604,112	604,008	88,961
Leasehold improvements	14,864	14,864	2,189
Machineries	208,377	217,397	32,019
Motor vehicles	19,088	19,183	2,825
Furniture, fixtures and equipment	55,722	54,913	8,088
Construction-in-progress	1,356	3,115	459
	903,519	913,480	134,541
Less: Accumulated depreciation	(380,840)	(399,327)	(58,815)
Total property, plant and equipment, net	522,679	514,153	75,726

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2019 and 2020 was RMB11,300 and RMB11,111 (US$1,636), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2019 and 2020 was RMB22,590 and RMB22,312 (US$3,286), respectively.